Commitments and Contingencies (Details) - PRC Subsidiaries [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Net liabilities	$ 274.3	$ 266.4
Percentage of total net assets	100.00%	100.00%